Principal accounting policies - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2021
Leasehold improvements
Property Plant And Equipment [Line Items]
PP&E useful life	Over the shorter of lease term or 2 – 5 years
Furniture and fixtures | Minimum [Member]
Property Plant And Equipment [Line Items]
PP&E useful life (in years)	2 years
Furniture and fixtures | Maximum
Property Plant And Equipment [Line Items]
PP&E useful life (in years)	5 years
Office equipment | Minimum [Member]
Property Plant And Equipment [Line Items]
PP&E useful life (in years)	3 years
Office equipment | Maximum
Property Plant And Equipment [Line Items]
PP&E useful life (in years)	5 years
Motor Vehicles | Minimum [Member]
Property Plant And Equipment [Line Items]
PP&E useful life (in years)	3 years
Motor Vehicles | Maximum
Property Plant And Equipment [Line Items]
PP&E useful life (in years)	5 years